Organization and Principal Activities (Tables)	6 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and VIE	As of September 30, 2024, details of the subsidiaries and VIE of the Company are set out below:
Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding
Do Mobile	October 24, 2016	India	99.99%	Sales of in-house brand products in India

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

Schedule of Balance Sheet	The aggregate carrying value of assets and liabilities of VIE and its subsidiaries (after elimination of intercompany transactions and balances) in the Company’s consolidated balance sheets as of March 31, 2024 and September 30, 2024 are as follows:
	As of	As of
	March 31,	September 30,
	2024	2024
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	2,704	232
Restricted cash	500	500
Accounts receivable, net	30,240	35,258
Prepaid expenses and other current assets, net	81,729	104,109
Due from related parties	553	547
Inventories	11,026	12,570
Current assets related to discontinued operations	1,438	-
Total current assets	128,190	153,216
Non-current assets
Property and equipment, net	54,188	50,996
Operating lease right-of-use assets, net	9,781	8,058
Finance lease right-of-use assets, net	6,460	6,217
Intangible assets, net	662	647
Deferred loss on sale-leaseback	767	687
Other non-current assets	153	-
Non-current assets related to discontinued operations	3	-
Total non-current assets	72,014	66,605
Total assets	200,204	219,821

Liabilities
Current liabilities
Accounts payable	106,092	129,624
Short-term borrowings	56,949	58,997
Current portion of government grants	1,812	1,812
Due to related parties	11,516	11,712
Lease liability	6,824	7,122
Other payables and accrued liabilities	31,157	53,751
Income tax payables	18	(41)
Current liabilities related to discontinued operations	1,929	-
Total current liabilities	216,297	262,977
Non-current liabilities
Long-term borrowings
Government grants	4,342	3,436
Deferred tax liability	125	125
Lease liability - non-current	10,054	6,417
Total non-current liabilities	14,521	9,978

Total liabilities	230,818	272,955

Schedule of Revenue Net Loss and Cash Flows of the VIE and Subsidiaries of VIE	The table sets forth the revenue, net loss and cash flows of the VIE and subsidiaries of VIE in the table below.
	Six months ended September 30,
	2023	2024
	RMB	RMB
Revenue	83,926	138,405
Net loss	(9,947)	(13,637)
Net cash used in operating activities	4,806	(4,520)
Net cash provided by financing activities	(1,945)	2,048